Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following geographic area data includes Revenues from external customers based on product shipment origin and Long-lived assets based upon physical location.

	United States	Canada	Total
	(Millions)
Revenues from external customers:
2014	$7,229	$408	$7,637
2013	6,703	157	6,860
2012	7,335	151	7,486

Long-lived assets:
2014	$38,290	$1,364	$39,654
2013	19,260	1,240	20,500
2012	16,940	880	17,820

Reconciliation of segment revenues and segment profit (loss) [Table Text Block]
The following table reflects the reconciliation of Segment revenues and Segment profit (loss) to Total revenues and Operating income (loss) as reported in the Consolidated Statement of Income and Other financial information related to Long-lived assets.

	Williams Partners	Williams NGL & Petchem Services	Other	Eliminations	Total
	(Millions)
2014
Segment revenues:
Service revenues
External	$3,887	$—	$229	$—	$4,116
Internal	1	—	30	(31)	—
Total service revenues	3,888	—	259	(31)	4,116
Product sales
External	3,521	—	—	—	3,521
Internal	—	—	—	—	—
Total product sales	3,521	—	—	—	3,521
Total revenues	$7,409	$—	$259	$(31)	$7,637
Segment profit (loss)	$2,008	$(115)	$2,542		$4,435
Less:
Equity earnings (losses)	228	(78)	(6)		144
Gain on remeasurement of equity-method investment	—	—	2,544		2,544
Income (loss) from investments	—	(1)	1		—
Segment operating income (loss)	$1,780	$(36)	$3		1,747
General corporate expenses					(178)
Operating income (loss)					$1,569

Other financial information:
Additions to long-lived assets (1)	$20,413	$291	$54	$(2)	$20,756
Depreciation and amortization	1,151	—	25		1,176
__________________
(1) 2014 Additions to long-lived assets within our Williams Partners segment primarily includes the acquisition-date fair value of long-lived assets from the ACMP Acquisition (see Note 2 - Acquisitions).

2013
Segment revenues:
Service revenues
External	$2,914	$—	$25	$—	$2,939
Internal	—	—	11	(11)	—
Total service revenues	2,914	—	36	(11)	2,939
Product sales
External	3,921	—	—	—	3,921
Internal	—	—	—	—	—
Total product sales	3,921	—	—	—	3,921
Total revenues	$6,835	$—	$36	$(11)	$6,860
Segment profit (loss)	$1,677	$(32)	$56		$1,701
Less:
Equity earnings (losses)	104	—	30		134
Income (loss) from investments	(3)	—	31		28
Segment operating income (loss)	$1,576	$(32)	$(5)		1,539
General corporate expenses					(164)
Operating income (loss)					$1,375

Other financial information:
Additions to long-lived assets	$3,409	$295	$27		$3,731
Depreciation and amortization	791	—	24		815

	Williams Partners	Williams NGL & Petchem Services	Other	Eliminations	Total
	(Millions)

2012
Segment revenues:
Service revenues
External	$2,714	$—	$15	$—	$2,729
Internal	—	—	12	(12)	—
Total service revenues	2,714	—	27	(12)	2,729
Product sales
External	4,757	—	—	—	4,757
Internal	—	—	—	—	—
Total product sales	4,757	—	—	—	4,757
Total revenues	$7,471	$—	$27	$(12)	$7,486
Segment profit (loss)	$1,907	$(3)	$56		$1,960
Less:
Equity earnings (losses)	111	—	—		111
Income (loss) from investments	(4)	—	53		49
Segment operating income (loss)	$1,800	$(3)	$3		1,800
General corporate expenses					(188)
Operating income (loss)					$1,612

Other financial information:
Additions to long-lived assets	$5,851	$136	$31		$6,018
Depreciation and amortization	734	—	22		756

Total assets and equity method investments by reporting segment [Table Text Block]
The following table reflects Total assets and Equity-method investments by reportable segments:

	Total Assets		Equity-Method Investments
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(Millions)
Williams Partners	$49,322	$23,571	$8,399	$2,187
Williams NGL & Petchem Services	612	486	—	12
Other	1,220	3,520	1	2,161
Eliminations	(591)	(435)	—	—
Total	$50,563	$27,142	$8,400	$4,360